AB Fixed Income Taxable Portfolio [Member] Shareholder Fees - AB Fixed-Income Taxable Portfolio - Intermediate Duration Portfolio - Class Z	Mar. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%